COMMITMENTS AND CONTINGENCIES - Capital and purchase commitments (Details) - Dec. 31, 2020 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of commitments to purchase certain computer and network equipment and construction-in-progress | Capital Commitments
Long-term Purchase Commitment [Line Items]
2021	¥ 1,678,273	$ 257,207
commitments to purchase	1,678,273	257,207
Schedule of outstanding purchase commitments in relation to bandwidth and cabinet capacity | Purchase commitment
Long-term Purchase Commitment [Line Items]
2021	706,715	108,309
2022	149,331	22,886
2023	6,458	990
2024	2,189	335
2025 and thereafter	6,512	998
commitments to purchase	¥ 871,205	$ 133,518